Non-interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Net fee income
Facility fees	$ 717	$ 731	$ 730
Transactions fees	993	1,021	1,225
Other non-risk fee income		48	(76)
Fee income	1,710	1,800	1,879
Credit card loyalty programs	(101)	(102)	(121)
Transaction fee related expenses	(127)	(106)	(103)
Fee expenses	(228)	(208)	(224)
Net fee income	1,482	1,592	1,655
Net wealth management and insurance income
Net wealth management income	657	631	276
Life insurance premium income	1,077	1,297	1,443
General insurance and lenders mortgage insurance (LMI) net premium earned	387	499	482
Life insurance investment and other income	59	64	409
General insurance and LMI investment and other income	76	42	52
Total insurance premium, investment and other income	1,599	1,902	2,386
Life insurance claims and changes in life insurance liabilities	(767)	(1,284)	(1,266)
General insurance and LMI claims and other expenses	(278)	(498)	(367)
Total insurance claims, changes in insurance liabilities and other expenses	(1,045)	(1,782)	(1,633)
Net wealth management and insurance income	1,211	751	1,029
Trading income	719	895	929
Other income
Dividends received from other entities	4	1	6
Net gain/(loss) on sale/derecognition of associates	43	316	38
Net gain/(loss) on disposal of assets	7	11	61
Net gain/(loss) on hedging overseas operations	(8)
Net gain/(loss) on derivatives held for risk management purposes	4	4	(11)
Net gain/(loss) on financial assets measured at fair value	655	(78)	(39)
Net gain/(loss) on disposal of controlled entities and other businesses	188		3
Rental income on operating leases	41	54	72
Share of associates' net profit/(loss)	(6)	(23)	(23)
Other	24	(36)	22
Total other income	952	249	129
Total non-interest income	4,364	3,487	3,742
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income	320	225	860
Amounts recognised as a result of the liability adequacy test on life insurance contracts	0	260	0
Write-off of deferred acquisition costs		97	0
Credit card loyalty programs
Other income
Deferred income	362	361	$ 322
Parent Entity
Net fee income
Facility fees	671	672
Transactions fees	851	891
Other non-risk fee income	(123)	(52)
Fee income	1,399	1,511
Credit card loyalty programs	(71)	(71)
Transaction fee related expenses	(104)	(81)
Fee expenses	(175)	(152)
Net fee income	1,224	1,359
Net wealth management and insurance income
Trading income	661	876
Other income
Dividends received from subsidiaries	1,184	762
Transactions with subsidiaries	973	579
Dividends received from other entities	2	1
Net gain/(loss) on sale/derecognition of associates	(11)	305
Net gain/(loss) on disposal of assets		9
Net gain/(loss) on hedging overseas operations	(150)	(8)
Net gain/(loss) on derivatives held for risk management purposes	4	4
Net gain/(loss) on financial assets measured at fair value	118	(35)
Rental income on operating leases	21	33
Share of associates' net profit/(loss)	(2)
Other	169	(53)
Total other income	2,308	1,597
Total non-interest income	4,193	3,832
Estimated compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income	278	190
Parent Entity | Credit card loyalty programs
Other income
Deferred income	$ 35	$ 30